Provision for Decommissioning Costs - Summary of Provision for Decommissioning Costs (Detail) - Provision for decommissioning, restoration and rehabilitation costs [member] - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Disclosure of other provisions [line items]
Opening balance	$ 14,143	$ 10,252
Adjustment to provision	25	4,166
Transfers related to liabilities held for sale		(117)
Payments made	(265)	(709)
Interest accrued	346	757
Others	56	24
Cumulative translation adjustment	(2,029)	(230)
Closing balance	$ 12,276	$ 14,143